THOMAS G. KIMBLE & ASSOCIATES
                  311 South State Street, Suite 440
                      Salt Lake City, Utah 84111
                      Telephone: (801) 531-0066
                      Facsimile: (801) 359-6603


                            July 26, 2005




Filing Room
Securities & Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:  Barossa Coffee Company, Inc. Form SB-2
     FILE NUMBER(S):  333-126514

To Whom It May Concern:

     Enclosed herewith is an amendment to the registration statement on Form SB-2 filed on behalf of Barossa Coffee Company, Inc. to register a proposed offering of 400,000 shares of Common Stock, $.001 par value to be offered and sold to the public at a price of $0.25 per share. This amendment is filed to supplement risk factors and the business description and not in response to comments received from the Commission. There are no other changes, but we re-filed exhibits to facilitate review.

     We previously sent to Mellon Bank a wire transfer in the amount of $ 11.77 for the filing fee. Comments regarding this filing should be directed to the undersigned. Thank you.

                              Sincerely yours,

                              THOMAS G. KIMBLE & ASSOCIATES

                              /s/ Van L. Butler
                              Van L. Butler